Pioneer Corporate
High Yield Fund
Schedule of Investments  |  May 31, 2023

A: RCRAX	C: RCRCX	Y: RCRYX

Schedule of Investments  |  5/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.5%
	Corporate Bonds — 95.3% of Net Assets
	Advertising — 3.1%
275,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 195,864
170,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	126,643
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	81,800
380,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	378,577
378,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	324,409
301,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	256,151
	Total Advertising	$1,363,444

	Aerospace & Defense — 0.7%
110,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	$ 108,757
110,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	117,163
90,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	91,165
	Total Aerospace & Defense	$317,085

	Airlines — 1.8%
66,850	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 58,475
125,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	122,675
205,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	207,594
357,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	283,844
120,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	109,838
	Total Airlines	$782,426

	Apparel — 0.3%
115,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 115,012
	Total Apparel	$115,012

	Auto Manufacturers — 2.4%
100,000	Ford Motor Co., 6.10%, 8/19/32	$ 93,998
700,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	566,097
230,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	207,766
206,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	196,050
	Total Auto Manufacturers	$1,063,911

1Pioneer Corporate High Yield Fund |  | 5/31/23

Principal Amount USD ($)		Value
	Auto Parts & Equipment — 2.0%
105,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 106,111
200,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	199,828
475,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	434,867
150,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	151,255
	Total Auto Parts & Equipment	$892,061

	Banks — 0.7%
317,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	$ 302,836
	Total Banks	$302,836

	Building Materials — 1.9%
260,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 223,376
145,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	142,661
450,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	333,000
155,000	Knife River Holding Co., 7.75%, 5/1/31 (144A)	155,884
	Total Building Materials	$854,921

	Chemicals — 3.9%
650,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 570,505
111,000	Olin Corp., 5.00%, 2/1/30	101,109
490,000(a)	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	486,325
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	184,522
370,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	200,207
251,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	203,733
	Total Chemicals	$1,746,401

	Commercial Services — 5.9%
20,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 18,785
275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	241,272
232,000	Brink's Co., 4.625%, 10/15/27 (144A)	216,353
80,000	Brink's Co., 5.50%, 7/15/25 (144A)	78,885
692,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	631,989
215,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	196,725
190,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	167,924
251,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	129,893
27,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	26,735
Pioneer Corporate High Yield Fund |  | 5/31/232

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	$ 385,763
575,000	Sotheby's, 7.375%, 10/15/27 (144A)	503,855
	Total Commercial Services	$2,598,179

	Computers — 2.0%
329,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 301,065
540,000	NCR Corp., 5.00%, 10/1/28 (144A)	474,737
150,000	NCR Corp., 5.25%, 10/1/30 (144A)	128,064
	Total Computers	$903,866

	Distribution/Wholesale — 0.3%
45,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 45,535
70,000	Ritchie Bros Holdings, Inc., 7.75%, 3/15/31 (144A)	72,959
	Total Distribution/Wholesale	$118,494

	Diversified Financial Services — 5.1%
245,376(b)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 212,304
65,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	60,953
250,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	227,500
50,000(a)	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	49,438
250,000(a)	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	245,312
444,722(b)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	396,914
240,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	218,880
226,000	OneMain Finance Corp., 3.875%, 9/15/28	177,693
242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	211,145
201,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	167,835
305,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	275,067
	Total Diversified Financial Services	$2,243,041

	Electric — 2.7%
215,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	$ 180,350
85,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	70,064
153,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	134,640
135,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	111,296
290,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	225,116
46,236	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	45,774
140,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	142,492
3Pioneer Corporate High Yield Fund |  | 5/31/23

Principal Amount USD ($)		Value
	Electric — (continued)
55,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 47,938
257,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	247,185
	Total Electric	$1,204,855

	Electrical Components & Equipments — 1.3%
253,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 225,049
30,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	28,837
310,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	312,270
	Total Electrical Components & Equipments	$566,156

	Engineering & Construction — 1.3%
242,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$ 218,450
240,375	Artera Services LLC, 9.033%, 12/4/25 (144A)	205,522
160,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	134,317
	Total Engineering & Construction	$558,289

	Entertainment — 1.9%
200,000	Allwyn Entertainment Financing UK Plc, 7.875%, 4/30/29 (144A)	$ 197,674
110,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	96,699
214,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	212,663
350,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	313,715
	Total Entertainment	$820,751

	Environmental Control — 1.3%
130,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 116,084
270,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	239,656
201,000	Tervita Corp., 11.00%, 12/1/25 (144A)	214,065
	Total Environmental Control	$569,805

	Food — 2.9%
280,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28 (144A)	$ 278,250
701,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	662,433
280,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/30 (144A)	249,349
95,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	85,512
	Total Food	$1,275,544

Pioneer Corporate High Yield Fund |  | 5/31/234

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Forest Products & Paper — 0.6%
334,000	Mercer International, Inc., 5.125%, 2/1/29	$ 264,087
	Total Forest Products & Paper	$264,087

	Healthcare-Products — 0.5%
255,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 219,926
	Total Healthcare-Products	$219,926

	Healthcare-Services — 2.7%
229,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 114,014
318,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	298,262
54,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	40,467
36,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	35,766
247,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	253,630
110,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	106,313
260,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	220,350
353,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	105,017
	Total Healthcare-Services	$1,173,819

	Home Builders — 1.5%
350,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 332,532
157,000	KB Home, 4.00%, 6/15/31	133,315
205,000	M/I Homes, Inc., 3.95%, 2/15/30	175,853
	Total Home Builders	$641,700

	Household Products/Wares — 0.7%
400,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 326,724
	Total Household Products/Wares	$326,724

	Internet — 0.5%
241,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 231,579
	Total Internet	$231,579

	Iron & Steel — 2.3%
290,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 291,450
519,000	Commercial Metals Co., 3.875%, 2/15/31	436,397
360,000	TMS International Corp., 6.25%, 4/15/29 (144A)	284,573
	Total Iron & Steel	$1,012,420

	Leisure Time — 2.8%
209,000	Carnival Corp., 10.50%, 2/1/26 (144A)	$ 217,178
55,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	59,534
290,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	263,073
5Pioneer Corporate High Yield Fund |  | 5/31/23

Principal Amount USD ($)		Value
	Leisure Time — (continued)
55,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	$ 49,735
75,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	63,937
120,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	110,240
20,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	20,178
200,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	217,357
290,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	253,025
	Total Leisure Time	$1,254,257

	Lodging — 0.9%
232,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 206,345
202,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	200,123
	Total Lodging	$406,468

	Media — 3.2%
355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 270,994
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	102,048
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	128,202
55,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	52,643
220,000	Cengage Learning, Inc., 9.50%, 6/15/24 (144A)	219,259
800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	341,979
362,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	302,270
25,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	19,884
	Total Media	$1,437,279

	Metal Fabricate/Hardware — 0.2%
130,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 109,525
	Total Metal Fabricate/Hardware	$109,525

	Mining — 3.2%
191,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 160,918
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	215,270
235,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	210,912
265,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	264,467
325,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	320,531
339,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	264,610
	Total Mining	$1,436,708

Pioneer Corporate High Yield Fund |  | 5/31/236

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — 9.7%
302,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 292,239
309,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	312,254
302,000	Energean Plc, 6.50%, 4/30/27 (144A)	272,319
365,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	336,391
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	81,129
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	80,508
262,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	244,708
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	170,539
190,000	Matador Resources Co., 6.875%, 4/15/28 (144A)	188,446
50,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	46,976
300,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	294,459
55,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	55,733
220,000	Parkland Corp., 4.625%, 5/1/30 (144A)	190,190
66,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	59,095
210,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	209,032
324,000	Southwestern Energy Co., 5.375%, 3/15/30	297,805
304,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	256,120
360,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	337,336
115,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	114,943
40,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	40,507
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	193,424
230,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	228,367
	Total Oil & Gas	$4,302,520

	Oil & Gas Services — 0.5%
215,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 209,174
	Total Oil & Gas Services	$209,174

	Packaging & Containers — 3.8%
235,000	Cascades Inc/Cascades USA, Inc., 5.375%, 1/15/28 (144A)	$ 220,313
344,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	305,227
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	129,319
325,000	Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26 (144A)	322,114
189,000	OI European Group BV, 4.75%, 2/15/30 (144A)	170,809
225,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	228,937
7Pioneer Corporate High Yield Fund |  | 5/31/23

Principal Amount USD ($)		Value
	Packaging & Containers — (continued)
195,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	$ 180,915
164,000	TriMas Corp., 4.125%, 4/15/29 (144A)	145,606
	Total Packaging & Containers	$1,703,240

	Pharmaceuticals — 3.4%
395,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 307,243
350,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	315,513
395,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	313,056
185,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	136,656
260,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	234,275
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	205,194
	Total Pharmaceuticals	$1,511,937

	Pipelines — 5.1%
202,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 180,027
190,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	186,494
330,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	300,300
405,000(c)(d)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	340,417
6,000	EnLink Midstream LLC, 5.375%, 6/1/29	5,684
135,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	134,165
357,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	286,814
185,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	180,196
369,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	352,841
100,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	100,500
185,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	185,968
	Total Pipelines	$2,253,406

	Real Estate — 0.5%
270,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 203,513
	Total Real Estate	$203,513

	REITs — 2.6%
310,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 271,250
335,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	333,815
Pioneer Corporate High Yield Fund |  | 5/31/238

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — (continued)
300,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	$ 202,499
348,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	337,638
	Total REITs	$1,145,202

	Retail — 3.6%
181,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	$ 159,542
190,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	181,041
220,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	189,750
90,000	Gap, Inc., 3.625%, 10/1/29 (144A)	63,312
50,000	Gap, Inc., 3.875%, 10/1/31 (144A)	34,489
278,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	242,032
435,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	362,744
235,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	198,500
206,000	Staples, Inc., 7.50%, 4/15/26 (144A)	169,327
	Total Retail	$1,600,737

	Software — 0.4%
134,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 110,374
340,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	87,131
	Total Software	$197,505

	Telecommunications — 3.1%
850,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 420,737
185,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	145,714
209,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	163,955
244,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	231,857
500,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	406,573
	Total Telecommunications	$1,368,836

	Transportation — 2.0%
450,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 326,250
219,000	Danaos Corp., 8.50%, 3/1/28 (144A)	217,905
236,000	Rand Parent LLC, 8.50%, 2/15/30 (144A)	203,727
9Pioneer Corporate High Yield Fund |  | 5/31/23

Principal Amount USD ($)		Value
	Transportation — (continued)
110,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 86,493
858,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	55,770
	Total Transportation	$890,145

	Total Corporate Bonds (Cost $48,551,405)	$42,197,784

Shares
	Right/Warrant — 0.1% of Net Assets
	Aerospace & Defense — 0.1%
GBP7,525(e)	Avation Plc, 1/1/59	$ 5,663
	Total Aerospace & Defense	$5,663

	Total Right/Warrant (Cost $—)	$5,663

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
250,000(e)(f)+	Cypress Re 2017, 1/31/24	$ 25
250,000(e)(f)+	Resilience Re, 5/1/24	—
		$25

	Total Collateralized Reinsurance	$25

	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
1,500,000(e)(g)+	Harambee Re 2018, 12/31/24	$ —
	Multiperil – Worldwide — 0.0%†
29,857(e)(f)+	Berwick Re 2019-1, 12/31/24	$ 4,762
250,000(e)(g)+	Viribus Re 2018, 12/31/24	—
106,153(e)(g)+	Viribus Re 2019, 12/31/24	754
		$5,516

	Total Reinsurance Sidecars	$5,516

	Total Insurance-Linked Securities (Cost $41,655)	$5,541

Pioneer Corporate High Yield Fund |  | 5/31/2310

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 4.1% of Net Assets
	Open-End Fund — 4.1%
1,824,238(h)	Dreyfus Government Cash Management, Institutional Shares, 4.99%	$ 1,824,238
		$1,824,238

	TOTAL SHORT TERM INVESTMENTS (Cost $1,824,238)	$1,824,238

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $50,417,298)	$44,033,226
	OTHER ASSETS AND LIABILITIES — 0.5%	$242,964
	net assets — 100.0%	$44,276,190

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2023, the value of these securities amounted to $37,163,771, or 83.9% of net assets.
(a)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(b)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2023.
(e)	Non-income producing security.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2019-1	12/31/2018	$3,568	$4,762
Cypress Re 2017	1/24/2017	840	25
Harambee Re 2018	12/19/2017	31,843	—
Resilience Re	2/8/2017	124	—
11Pioneer Corporate High Yield Fund |  | 5/31/23

Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2018	12/22/2017	$5,280	$—
Viribus Re 2019	3/25/2019	—	754
Total Restricted Securities			$5,541
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
5,390,000	Markit CDX North America High Yield Series 40	Pay	5.00%	6/20/28	$(74,998)	$(38,134)	$(113,132)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(74,998)	$(38,134)	$(113,132)
TOTAL SWAP CONTRACTS					$(74,998)	$(38,134)	$(113,132)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP	— Great British Pound
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$42,197,784	$—	$42,197,784
Right/Warrant	5,663	—	—	5,663
Pioneer Corporate High Yield Fund |  | 5/31/2312

Schedule of Investments  |  5/31/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	$—	$—	$25	$25
Reinsurance Sidecars
Multiperil – U.S.	—	—	—*	—*
Multiperil – Worldwide	—	—	5,516	5,516
Open-End Fund	1,824,238	—	—	1,824,238
Total Investments in Securities	$1,829,901	$42,197,784	$5,541	$44,033,226
Other Financial Instruments
Swap contracts, at value	$—	$(113,132)	$—	$(113,132)
Total Other Financial Instruments	$—	$(113,132)	$—	$(113,132)
*	Securities valued at $0.
During the period ended May 31, 2023, there were no significant transfers in or out of Level 3.
13Pioneer Corporate High Yield Fund |  | 5/31/23